Schedule of revenues by country (Details) - USD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Revenue	$ 3,390,391	$ 1,896,335
UNITED STATES
Revenue	2,382,116	972,585
Rest Of World [Member]
Revenue	1,008,275	923,750
Affiliate Marketing Services United States [Member]
Revenue	279,776	61,522
Affiliate Marketing Services United States [Member] | UNITED STATES
Revenue	279,776	61,522
Affiliate Marketing Services United States [Member] | Rest Of World [Member]
Revenue
Affiliate Marketing Services International [Member]
Revenue	1,008,275	923,750
Affiliate Marketing Services International [Member] | UNITED STATES
Revenue
Affiliate Marketing Services International [Member] | Rest Of World [Member]
Revenue	1,008,275	923,750
Sports Gaming Client Services [Member]
Revenue	1,065,015	911,063
Sports Gaming Client Services [Member] | UNITED STATES
Revenue	1,065,015	911,063
Sports Gaming Client Services [Member] | Rest Of World [Member]
Revenue
Sports Hub Gaming Network [Member]
Revenue	1,037,325
Sports Hub Gaming Network [Member] | UNITED STATES
Revenue	1,037,325
Sports Hub Gaming Network [Member] | Rest Of World [Member]
Revenue
Enterprise TEM [Member]
Revenue
Enterprise TEM [Member] | UNITED STATES
Revenue
Enterprise TEM [Member] | Rest Of World [Member]
Revenue